Common Stock - Shares authorized (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Common Stock
Shares of authorized but unissued common stock	33,167,000	5,902,000
Warrants
Common Stock
Shares of authorized but unissued common stock	26,724,000	2,894,000
Shares available for future grant from 2024 plan
Common Stock
Shares of authorized but unissued common stock	3,983,000
Convertible promissory notes
Common Stock
Shares of authorized but unissued common stock	800,000	1,835,000
Options issued and outstanding
Common Stock
Shares of authorized but unissued common stock	668,000	668,000
Shares available for future grant from 2024 ESPP
Common Stock
Shares of authorized but unissued common stock	600,000
RSUs outstanding
Common Stock
Shares of authorized but unissued common stock	392,000	392,000
Shares available for grant from 2011 plan
Common Stock
Shares of authorized but unissued common stock		113,000
Shares available for future grant from 2011 plan
Common Stock
Shares of authorized but unissued common stock		113,000